CASH, CASH EQUIVALENTS AND RESTRICTED CASH (Tables)	12 Months Ended
Dec. 31, 2022
CASH, CASH EQUIVALENTS AND RESTRICTED CASH
Summary of cash and cash equivalents
The breakdown of cash and cash equivalents is as follows:

	At December 31,
In thousands of USD	2021	2022
US dollar	368,115	211,253
Singapore dollar	2,829	2,234
Chinese renminbi	37	2,484
Norwegian krone	1,104	12,589
Euro	3	2,791
Hongkong dollar	—	11
Total cash and cash equivalents by currency	372,088	231,362
Restricted cash	10,310	11,494
Total restricted cash	10,310	11,494

Schedule of maximum aggregate draw amount from standby letters of credit
	At December 31,
	2021	2022
Draw Amount (In thousands of USD)	10,293	11,477
Range of expiration dates	July 2022 to June 2025	July 2023 to June 2025